Subsequent events (Details Narrative) $ in Thousands, ¥ in Millions		1 Months Ended			12 Months Ended
	Nov. 14, 2022	Jan. 17, 2023 USD ($)	Jan. 16, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Feb. 13, 2023 USD ($)
FLS Mushroom US
Ownership interest rate					100.00%	100.00%
Total consideration transferred					$ 3,400
FLS Mushroom
Total consideration transferred | ¥						¥ 24.1
December Thirty Two Thousand Twenty Two [Member] | Huaneng Guicheng Trust Co Ltd [Member]
Secured loan				$ 120
Maturity date				Dec. 28, 2024
Interest rate				16.56%
January Sixteen Two Thousand Twenty Three [Member] | Mr Dehong Zhang [Member]
Secured loan			$ 300				$ 300
Maturity date			Jan. 14, 2024
Interest rate			5.13%
Farmmi Agricultural [Member] | January Seventeen Two Thousand Twenty Three [Member]
Secured loan		$ 400					$ 400
Maturity date		Jan. 17, 2024
Interest rate		4.65%
Subsequent Events [Member] | Farmmi Agricultural [Member]
Ownership interest rate	100.00%